CONDENSED CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Mar. 31, 2014
Statement Of Financial Position [Abstract]
Allowance for Doubtful Accounts Receivable, Current	$ 145	$ 160